Principles of consolidation (Tables)	12 Months Ended
Dec. 31, 2022
Principles Of Consolidation
Schedule of ownership percentages

	Percentage of shares		Company	Headquarter	Activities
	2022	2021	controls
Subsidiaries
Nexa Recursos Minerais S.A. "NEXA BR"	100	100	Directly	Brazil	Mining / Smelting
Nexa Resources Cajamarquilla S.A. "NEXA CJM"	99.99	99.99	Directly	Peru	Smelting
Nexa Resources US. Inc.	100	100	Directly	United States	Trading
Exploraciones Chimborazo Metals & Mining	100	100	Directly	Ecuador	Holding and others
L.D.O.S.P.E. Geração de Energia e Participações Ltda. – “L.D.O.S.P.E."	100	100	Indirectly	Brazil	Energy
L.D.Q.S.P.E. Geração de Energia e Participações Ltda. - "L.D.Q.S.P.E."	100	100	Indirectly	Brazil	Energy
L.D.R.S.P.E. Geração de Energia e Participações Ltda. - "L.D.R.S.P.E."	100	100	Indirectly	Brazil	Energy
Mineração Dardanelos Ltda. - "Dardanelos"	100	100	Indirectly	Brazil	Mining projects
Mineração Santa Maria Ltda.	99.99	99.99	Indirectly	Brazil	Mining projects
Pollarix S.A. - "Pollarix" (i)	33.33	33.33	Indirectly	Brazil	Holding and others
Karmin Holding Ltda.	100	100	Indirectly	Brazil	Holding and others
Mineração Rio Aripuaña Ltda.	100	100	Indirectly	Brazil	Holding and others
Votorantim Metals Canada Inc.	100	100	Indirectly	Canada	Holding and others
Nexa Resources El Porvenir S.A.C.	99.99	99.99	Indirectly	Peru	Mining
Minera Pampa de Cobre S.A.C	99.99	99.99	Indirectly	Peru	Mining
Nexa Resources Perú S.A.A. - "NEXA Peru"	83.55	83.55	Indirectly	Peru	Mining
Nexa Resources Atacocha S.A.A. - "NEXA Atacocha"	66.62	66.62	Indirectly	Peru	Mining
Nexa Resources UK Ltd. - "NEXA UK"	100	100	Indirectly	United Kingdom	Mining
Joint-operations
Campos Novos Energia S.A. - "Enercan" (ii)	-	20.98		Brazil	Energy
Cia. Minera Shalipayco S.A.C	75	75		Peru	Mining projects

(i)	NEXA BR owns all the common shares of Pollarix, which represents 33.33% of its total share capital. The remaining shares are preferred shares with limited voting rights, which are indirectly owned by NEXA’s controlling shareholder, VSA.

(ii)	On November 17th, 2022, NEXA, through Pollarix, acquired 1.46% of Enercan’s additional shares for BRL 21,731 (USD 4,136) by exercising its proportional pre-emptive rights given the withdrawal of one of Enercan’s previous shareholders. Prior to this date, NEXA and the other shareholders exercised joint control over Enercan’s assets and liabilities. However, because of this withdrawal, Enercan’s remaining shareholders exercised their option to acquire these additional shares, resulting in the loss of joint control by NEXA. Since this date, NEXA ceased recognizing its share of Enercan’s jointly held assets, liabilities, revenues and expenses and began to account for it as an investment in an associate, through the equity method, since it still holds significant influence over this entity.

Schedule of balance sheet

Assets	November 30, 2022
Current assets
Cash and cash equivalents	1
Financial investments	8,260
Trade accounts receivables	9,137
Other assets	275
Total current assets	17,674
Non-current assets
Deferred income tax	1,320
Recoverable income tax	126
Other assets	299
Property, plant and equipment	29,216
Intangible assets	9,382
Total non-current assets	40,342

Total assets	58,016

Liabilities and shareholders’ equity
Current liabilities
Trade payables	1,014
Dividends payable	8,745
Salaries and payroll charges	35
Tax liabilities	7,917
Other liabilities	788
Total current liabilities	18,499
Non-current liabilities
Provisions	311
Deferred income tax	4,658
Other liabilities	2,093
Total non-current liabilities	7,062

Total liabilities	25,561

Shareholders’ equity
Attributable to NEXA’s shareholders	32,456